CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Parenthetical)	6 Months Ended
Jun. 30, 2017 shares
Statement of Stockholders' Equity [Abstract]
Issuance of common shares	8,625,000